SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Banks Accounting for Ten Percent or More of Total Deposits) (Details) - Credit Concentration Risk [Member] - Deposits [Member]	12 Months Ended
	Dec. 31, 2016		Dec. 31, 2015
Bank A [Member]
Concentration Risk [Line Items]
Percentage of deposits	83.70%		82.70%
Bank B [Member]
Concentration Risk [Line Items]
Percentage of deposits	10.80%			[1]
Bank C [Member]
Concentration Risk [Line Items]
Percentage of deposits		[1]	16.20%

[1]	The amount was less than 10%.